Other liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Miscellaneous liabilities [abstract]
Schedule of other liabilities

in € thousand	June 30, 2023	December 31, 2022
Deferred income	94	5,519
Other financial liabilities	7	32
Miscellaneous liabilities	71	88
OTHER LIABILITIES	172	5,639
Less non-current portion	(98)	(116)
CURRENT PORTION	75	5,523